UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number: 028-12964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   5/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      164,193
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           2816    53447 SH       SOLE                 51572      0  1875
Agnico-Eagle Mines Ltd         COM            aem            209     3760 SH       SOLE                  3695      0    65
Amgen Incorporated             COM            amgn          3159    52786 SH       SOLE                 50376      0  2410
Berkshire Hathaway-A           COM            084670108    4,385       36 SH       SOLE                    36      0     0
Berkshire Hathaway-B           COM            084670702    21381   263085 SH       SOLE                253085      0 10000
Bristol-Myers Squibb Co        COM            bmy           4552   170491 SH       SOLE                164426      0  6065
Central Fund of Canada         COM            cef           9750   696411 SH       SOLE                669181      0 27230
Chevron Corporation            COM            cvx           2407    31745 SH       SOLE                 30135      0  1610
ConocoPhillips                 COM            cop           2622    51250 SH       SOLE                 49340      0  1910
Disney Walt Co                 COM            dis            262     7496 SH       SOLE                  7496      0     0
Johnson & Johnson              COM            jnj           6655   102073 SH       SOLE                 98348      0  3725
Leucadia National Corp         COM            luk           7018   282874 SH       SOLE                272559      0 10315
Lilly Eli & Company            COM            lly           3905   107825 SH       SOLE                103820      0  4005
Markel Corp Holding Company    COM            mkl           3186     8505 SH       SOLE                  8167      0   338
Market Vectors Gold Miners ETF COM            gdx          19361   435967 SH       SOLE                420977      0 14990
Medtronic Inc                  COM            mdt           6082   135059 SH       SOLE                129809      0  5250
Microsoft Corp                 COM            msft          3075   105005 SH       SOLE                100930      0  4075
Newmont Mining Corp            COM            nem          18148   356338 SH       SOLE                342933      0 13405
Pan American Silver Corp       COM            paas         11899   513991 SH       SOLE                495791      0 18200
Pennsylvania Rl Est Inv Tr     COM            pei            235    18883 SH       SOLE                 18333      0   550
Pfizer Incorporated            COM            pfe          10455   609627 SH       SOLE                587137      0 22490
Plum Creek Timber Reit         COM            pcl           1017    26143 SH       SOLE                 24293      0  1850
Stryker Corp                   COM            syk           6009   105017 SH       SOLE                101207      0  3810
Unitedhealth Group Inc         COM            unh           6238   190935 SH       SOLE                183950      0  6985
Verizon Communications         COM            vz            1831    59020 SH       SOLE                 56875      0  2145
Wal-Mart Stores Inc            COM            wmt           6036   108558 SH       SOLE                105713      0  2845
Washington Reit                COM            wre           1118    36583 SH       SOLE                 35108      0  1475
Weingarten Realty Investors    COM            wri            382    17707 SH       SOLE                 17182      0   525


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